Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Transactions with Related Parties
27.
Transactions with related parties

In considering each possible related party relationship, attention is directed to the substance of the relationship, and not merely the legal form. The Group had the following transactions outstanding with related parties:

	31 December 2024		31 December 2025
	Transactions with related parties	Total category as per financial statements captions	Transactions with related parties	Total category as per financial statements captions
Consolidated statements of financial position

Gross loans to customers	1,103	6,042,443	333	7,543,926
- entities controlled by the key management personnel of the Group	1,103		333

Other assets	1,955	106,094	1,971	183,536
- entities controlled by the key management personnel of the Group	1,955		1,971

Due to banks	—	24,474	146	16,183
- entities controlled by the key management personnel of the Group	—	—	146

Customer accounts	12,120	6,561,950	18,474	7,531,286
- entities controlled by the key management personnel of the Group	2,846		2,865
- key management personnel of the Group	9,146		15,573
- other related parties	128		36

Other liabilities	963	81,896	3,352	254,148
- entities controlled by the key management personnel of the Group	963		3,352

	2023		2024		2025
	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption
Consolidated Statements of Profit or Loss

Net fee revenue	4,161	987,967	4,378	1,275,125	4,561	1,598,351
- entities controlled by the key management personnel of the Group	4,008		4,215		4,416
- key management personnel of the Group	153		162		145
- other related parties	—		1		—
Interest revenue	259	833,516	202	1,082,668	146	1,579,346
- other related parties	259		202		146
Other gains/(losses)	2	23,200	—	11,229	—	18,250
- entities controlled by the key management personnel of the Group	2		—		—
COSTS AND OPERATING EXPENSES
Interest expenses and fees	(544)	(478,010)	(609)	(616,116)	(957)	(908,698)
- entities controlled by the key management personnel of the Group	(507)		(25)		(53)
- key management personnel of the Group	(34)		(582)		(901)
- other related parties	(3)		(2)		(3)
Transaction expenses	(137)	(27,470)	(153)	(29,494)	(382)	(31,603)
- entities controlled by the key management personnel of the Group	(137)		(153)		(382)

Cost of goods and services	(5,129)	(166,356)	(6,445)	(303,858)	(7,167)	(1,179,141)
- entities controlled by the key management personnel of the Group	(5,129)		(6,445)		(7,167)
Technology & product development	—	(88,657)	—	(109,553)	(429)	(208,580)
- entities controlled by the key management personnel of the Group	—		—		(429)
General & administrative expenses	—	(29,468)	—	(32,899)	(6)	(78,252)
- entities controlled by the key management personnel of the Group	—		—		(6)

For the year ended 31 December 2023, 2024, and 2025, the total value of goods purchased from entities controlled by the key management personnel was KZT 4,310 million, KZT 6,336 million and KZT 7,354 million, respectively, from which KZT 3,906 million, KZT 3,215 million and KZT 6,563 million, respectively, recognised in cost of goods and services and remaining in inventory.

For the year ended 31 December 2024 and 2025, the total value of Property, equipment and intangible assets purchased from entities controlled by the key management personnel was KZT 1,026 and KZT 2,967 million, respectively.

For the year ended 31 December 2024 and 2025, the Group acquired from entities controlled by the key management personnel a commercial property for KZT 2,245 million and KZT Nil, respectively.

Compensation to directors and other members of key management is presented as follows:

	2023		2024		2025
	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption
Employee benefits	(535)	(86,326)	(438)	(104,522)	(593)	(212,536)
Share-based compensation	(4,815)	(20,859)	(1,816)	(16,963)	(61)	(15,476)